Share-Based Compensation - Restricted Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Restricted Stock, Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year
Restricted Stock, Target Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Percentage of Award Based on Level of Performance Attained, Maximum	200.00%	200.00%
Percentage of Award Based on Level of Performance Attained, Minimum	0.00%	0.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 83.5	$ 83.5
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		1 year 3 months 18 days
Restricted Stock, Total Shareholder Return Grant, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		2 years 10 months 24 days	2 years 10 months 24 days
Expected volatility		29.70%	30.60%
Risk-free rate		2.30%	1.40%
Stock Options [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 66.28	$ 64.41
Restricted Stock, Target Awards, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awarded Based on Performance Level Achieved		103.70%
Restricted Stock, Target Awards, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awarded Based on Performance Level Achieved			176.60%